Loans And Borrowings	12 Months Ended
Dec. 31, 2021
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Loans And Borrowings
NOTE 12 - LOANS AND BORROWINGS
The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
Term loan
In 2019, a subsidiary of the Company, mCloud Technology Services Inc. (“MTS”), entered into a term loan facility with Fiera Private Debt Fund VI LP (“Fiera”, formerly Integrated Private Debt Fund VI LP) in the amount of $13,000,000. The term loan payments are blended payments of principal and interest until maturity in August 2026 and the loan is secured against the assets of MTS. The Company and certain subsidiaries are guarantors.
On November 9, 2021, the Company amended its term loan and amended the associated intercreditor agreement between Fiera, ATB Financial (“ATB”) and the Company. The intercreditor agreement determines the priority of security interests in the case of default, with Fiera having first priority on all assets other than accounts receivable (Note 13). The amendments to the term loan include: increase in interest rate from 6.85% to 7.5% per annum; certain changes to financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022; and, the addition of two mCloud subsidiaries as additional guarantors.

See Note 31 (a) and (b) for subsequent changes to Fiera loan.
The principal amount of the loan and the maturity date of August 7, 2026 remained the same. During the year ended December 31, 2021 there were $2,343,036 of principal and interest payments made. A modification loss associated with this change in terms of $138,908 is included in finance costs in the consolidated statement of loss for the year ended December 31, 2021 with an offsetting increase in the carrying value of the term loan. Transaction costs of $191,310 were incurred and are netted against the carrying value of the term loan.
Breach of loan covenants
The term loan contains covenants with quarterly and quarter end metrics. For the quarter ended December 31, 2021, the Company did not meet certain minimum covenants and therefore the term loan is due on demand and has been classified as current until such time as the covenants are in compliance. For the quarter ended March 31, 2022, the Company continued not to meet certain minimum covenants and did not receive a waiver from the lender.

See Note 31 (b) for subsequent change to Fiera loan covenants.
Nations Interbanc facility
Under a factoring and security agreement with Nations Interbanc (“Nations”), Agnity, an entity controlled by the Company, receives advances up to a maximum of US$2,000,000 at any one time from Nations for providing them the right to collect cash flows from factored accounts receivable and charges a fee for this service. This is a financing agreement and the accounts receivables factored still carry credit risk, are not sold, and are not derecognized from Agnity’s statement of financial position. Nations advances funds up to a value of 85% of the accounts receivables factored. Nations charges a factoring fee of 1.5% of the gross face invoice amount for the first 30 days and a daily proration of 0.06% per day thereafter. The amount of funds advanced varies and is dependent on the cash requirements of Agnity. During the year ended December 31, 2021, Nations advanced $9,246,693 and Agnity repaid $7,954,698 of this balance.